Provision for decommissioning costs	6 Months Ended
Jun. 30, 2018
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Provision for decommissioning costs
18.	Provision for decommissioning costs

Non-current liabilities	Jan-Jun/2018	Jan-Dec/2017
Opening balance	14,143	10,252
Adjustment to provision	25	4,166
Transfers related to liabilities held for sale	—	(117)
Payments made	(265)	(709)
Interest accrued	346	757
Others	56	24
Cumulative translation adjustment	(2,029)	(230)

Closing balance	12,276	14,143

For the first half of 2017, unwinding of the discount on the provision for decommissioning costs (interest accrued) amounted to US$ 379.

The estimates for abandonment and dismantling of oil and natural gas producing properties are revised annually at December 31 along with the annual process of oil and gas reserves certification and whenever an indication of significant change in the assumptions used in the estimates occurs.